Income taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023	Apr. 03, 2022
Income taxes paid (refund) [abstract]
Income before income taxes	$ 75.7	$ 93.5	$ 117.7
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Expected Statutory Rate	25.50%	25.30%	25.40%
Income tax at expected statutory rate	$ 19.3	$ 23.7	$ 29.8
Non-deductible (taxable) items	(0.1)	0.8	(0.8)
Non-deductible stock option expense	1.7	3.0	2.9
Effect of foreign tax rates	(10.3)	(10.0)	(14.6)
Non-deductible (taxable) remeasurement of contingent consideration and put option	1.4	2.4	0.0
Non-deductible (taxable) foreign exchange loss (gain)	0.9	1.4	0.2
Change in tax rates	(0.2)	(0.4)	0.1
Change in deferred tax asset not recognized	1.7	4.1	6.1
Adjustment in respect of prior periods	3.2	(0.4)	(0.6)
Income tax expense	$ 17.6	$ 24.6	$ 23.1
Effective tax rate that most jurisdictions are above	15.00%